Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
19. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2013, 2014 and 2015 were $2,753,740, $2,908,304 and $1,553,580, respectively.

As of December 31, 2015, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2016	$673,659
2017	410,306
2018	285,973
2019	71,861
2020 and thereafter	36,959

$1,478,758

(B) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.